Intangible assets, net	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net
11.
Intangible assets, net

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Software	1,000	1,000
Customer contracts	—	11,451
Total cost	1,000	12,451
Less: Accumulated amortization	(167)	(305)
Intangible assets, net	833	12,146